Organization and Principal Activities	9 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Organization and Principal Activities

Baozun Inc. (the “Company”) was incorporated under the laws of Cayman Islands on December 18, 2013. The Company, its subsidiaries and its VIE (collectively referred to as the “Group”) are principally engaged to provide its customers with end-to-end e-commerce solutions including the sales of apparel, home and electronic products, online store design and setup, visual merchandising and marketing, online store operations, customer services, warehousing and order fulfillment.
In March 2014, the Group expanded their business and commenced their own online marketplace, Maikefeng, which operates as a mobile application and offers branded products at discounted prices. To comply with the PRC law and regulations which restrict foreign ownership of companies that provide value-added telecommunication services in China, Shanghai Baozun entered into a series of contractual arrangements in April and July 2014 with Shanghai Zunyi Business Consulting Ltd. (“Shanghai Zunyi” or “VIE”) and its respective shareholders through which the Company became the primary beneficiary of Shanghai Zunyi. Shanghai Zunyi was established in December 2010 and had no operations before July 2014. The Group began to consolidate Shanghai Zunyi in July 2014 upon entering into the VIE arrangements with Shanghai Zunyi.

Variable Interest Entity

The following amounts and balances of Shanghai Zunyi were included in the Group’s unaudited condensed consolidated financial statements after the elimination of intercompany balances and transactions:

	As of December 31, 2015	As of September 30, 2016
	RMB	RMB
Cash	5,269	12,623
Accounts receivable	—	6,634
Inventories	50,394	7,369
Advance to suppliers	646	2,253
Amounts due from related parties	15,741	24,887
Prepayments and other current assets	9,410	5,659
Investment in cost method of investee	—	6,750
Property and equipment, net	42	63
Intangible assets	—	85
Other non-current assets	115	669
Total assets	81,617	66,992
Accounts payable	1,783	1,998
Accrued expenses and other current liabilities	45,078	27,715
Total Liabilities	46,861	29,713

	For the Nine Months Ended September 30,
	2015	2016
	RMB	RMB
Net revenues	77,185	57,043
Operating expenses	(92,673)	(59,239)
Net loss	(15,502)	(2,186)
Net cash (used in) provided by operating activities	(445)	14,170
Net cash used in investing activities	(48)	(6,816)
Net cash provided by financing activities	—	—
The VIE contributed an aggregate of 4.88% and 2.69% of the consolidated net revenues for the nine months ended September 30, 2015 and 2016, respectively. As of December 31, 2015 and September 30, 2016, the VIE accounted for an aggregate of 4.32% and 3.63% of the consolidated total assets, respectively.
There are no assets of the VIE that are collateral for the obligations of the VIE and can only be used to settle the obligations of the VIE. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIE.
However, if the VIE ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE or entrustment loans to the VIE. Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends.